                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-144000

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE

                  POLARIS ADVANTAGE VARIABLE ANNUITY PROSPECTUS

                                DATED MAY 1, 2008

Depending on the broker-dealer through which you purchase your contract, the following CURRENT PAYMENT ENHANCEMENT LEVELS AND RATES apply to all Purchase Payments made between April 1, 2009 and June 30, 2009:

                              PAYMENT
                            ENHANCEMENT
PAYMENT ENHANCEMENT LEVEL       RATE
-------------------------   -----------
Under $250,000                  5%
$250,000 +                      6%

The Payment Enhancement Level and the Payment Enhancement Rate currently being offered varies depending on the broker-dealer through which you purchase your contract. However, the fees and withdrawal charges remain the same.

Dated: April 1, 2009

                Please keep this Supplement with your Prospectus

                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-144000

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE

                  POLARIS ADVANTAGE VARIABLE ANNUITY PROSPECTUS

                                DATED MAY 1, 2008

Depending on the broker-dealer through which you purchase your contract, the following CURRENT PAYMENT ENHANCEMENT LEVELS AND RATES apply to all Purchase Payments made between April 1, 2009 and June 30, 2009:

                              PAYMENT
                            ENHANCEMENT
PAYMENT ENHANCEMENT LEVEL      RATE
-------------------------   -----------
Under $250,000                   5%
$250,000 - $499,999              6%
$500,000+                        7%

The Payment Enhancement Level and the Payment Enhancement Rate currently being offered varies depending on the broker-dealer through which you purchase your contract. However, the fees and withdrawal charges remain the same.

Dated: April 1, 2009

                Please keep this Supplement with your Prospectus


                                   Page 1 of 1